Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
	2012	2011

Office equipment	$28,853	$28,853
Computer hardware	5,013	5,013

Total cost	33,866	33,866
Less: Accumulated depreciation	32,246	31,768

Net book value	$1,620	$2,098